Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial assets and liabilities Measurement

	December 31, 2021
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$48,264	$-	$-
Restricted cash	2,919	-	-
Money market funds	19,091	-	-
Deposits	3,796	-	-
Bank Deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	435,674	-
Asset derivatives	-	822	-
Liability derivatives	-	(4)	-
Contingent consideration	-	-	(13,858)
	$208,120	$436,492	$(13,858)

	December 31, 2020
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$35,448	$-	$-
Money market funds	223,474	-	-
Deposits	9,108	-	-
Bank Deposits	90,000	-	-
Restricted deposits	2,935	-	-
Marketable securities	-	357,420	-
Asset derivatives	-	314	-
Liability derivatives	-	(12)	-
Contingent consideration	-	-	(2,725)
	$360,965	$357,722	$(2,725)

Summary of Changes in Fair Value of Contingent Consideration
Fair value as of December 31, 2020	$(2,725)
Payment	1,612
Current year acquisitions	(12,258)
Revaluation	(487)
Fair value as of December 31, 2021	$(13,858)